Summary of Detailed Trade and Other Receivables Explanatory (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2021 – $55)	$ 383	$ 877
Value-added tax	162	372
Grant receivable	201
Other	31	65
Trade and other receivables	$ 777	$ 1,314